Income (Loss) Before Income Taxes by Geographic Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Taiwan operations	$ (1,119)	$ (13,177)	$ (13,158)
Non-Taiwan operations	(6,096)	10,475	8,095
LOSS BEFORE INCOME TAXES	$ (7,215)	$ (2,702)	$ (5,063)